Exploration and evaluation - Schedule of exploration and evaluation assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exploration and evaluation
Net book value - Beginning of year	$ 86,258	$ 70,135
Additions	6,603	9,141
Depreciation capitalized	823	640
Currency translation adjustments	(4,049)	6,342
Net book value - End of year	89,635	86,258
Cost	189,842	186,465
Accumulated impairment	(100,207)	(100,207)
Exploration and evaluation	$ 89,635	$ 86,258